Note 5 - Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Property and equipment, gross	$ 2,818	$ 5,400
Less accumulated depreciation and amortization	(2,125)	(3,621)
Property and equipment, net	693	1,779
Manufacturing Equipment [Member]
Property and equipment, gross	1,117	2,377
Office Equipment, Furniture and Other [Member]
Property and equipment, gross	945	1,085
Lab Equipment [Member]
Property and equipment, gross	721	832
Leasehold Improvements [Member]
Property and equipment, gross	35	999
Asset under Construction [Member]
Property and equipment, gross	$ 0	$ 107